Income Taxes (FY) (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal income tax expense computed at the statutory rate					$ 3,891,000	$ 3,115,000
State income taxes, net of federal tax benefit					491,000	393,000
Nondeductible acquisition expenses					364,000	0
Change in tax rate					2,440,000	0
Other					(757,000)	(146,000)
Total income tax expense	$ 1,294,707	$ 725,694	$ 2,235,162	$ 1,671,548	$ 6,428,791	$ 3,362,080